Segmental Information (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which it earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

	Six months ended June 30, 2014			Six months ended June 30, 2013
(in thousands of $)	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time charter revenues	36,872	—	36,872	59,466	—	59,466
Vessel and other management fees	5,178	—	5,178	4,968	—	4,968
Vessel and voyage operating expenses	(34,907)	—	(34,907)	(25,410)	—	(25,410)
Administrative expenses	(9,332)	(39)	(9,371)	(11,173)	(99)	(11,272)
Depreciation and amortization	(24,236)	(231)	(24,467)	(17,439)	(232)	(17,671)
Other operating gains and losses	—	1,317	1,317	—	—	—
Gain on disposals to Golar Partners (including amortization of deferred gains)	35,036	—	35,036	65,365	—	65,365
Dividend income	12,855	—	12,855	15,101	—	15,101
Other non-operating (loss)/ income	(750)	718	(32)	—	—	—
Net financial (expenses)/ income	(41,732)	(252)	(41,984)	47,098	(2)	47,096
Income taxes	1,180	—	1,180	1,400	—	1,400
Equity in net earnings of affiliates	7,084	—	7,084	5,490	—	5,490
Net (loss) income attributable to Golar LNG Ltd	(12,752)	1,513	(11,239)	144,866	(333)	144,533
Total assets	3,405,382	1,353	3,406,735	2,463,481	602	2,464,083

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
For the six months ended June 30, 2014 and 2013, revenues from the following customers accounted for over 10% of our time charter revenues:

(in thousands of $)	Six months ended June 30,		Six months ended June 30,
	2014		2013
Major Japanese trading company	24,888	67%	24,888	42%
KNPC	4,183	11%	—	—%
BG Group plc	—	—%	13,114	22%
GDF Suez	—	—%	10,015	17%
Eni S.p.A	—	—%	8,912	15%